Changes in Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Common Stock Outstanding [Line Items]
Beginning balance	241,008,509	242,268,903	241,679,942
Incentive Plan and Awards	449,463	189,793	300,376
Stock Options Exercised	973,270	149,385	419,846
Treasury Stock Purchased	(3,516,254)	(1,599,572)	(131,261)
Ending balance	238,914,988	241,008,509	242,268,903